Note 6 - Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current	$ (17,000)	$ 174,000	$ 22,000
Deferred	1,653,000	(320,000)	157,000
Total provision (benefit) for income taxes	$ 1,636,000	$ (146,000)	$ 179,000